Schedule of investments
Delaware Ivy VIP Securian Real Estate Securities
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.33%
Consumer Discretionary — 0.28%
Hilton Worldwide Holdings †	700	$ 106,218
		106,218
REIT Healthcare — 7.80%
Healthpeak Properties	8,400	288,372
Ventas	18,996	1,173,193
Welltower	16,100	1,547,854
		3,009,419
REIT Hotel — 6.57%
Apple Hospitality	15,400	276,738
Host Hotels & Resorts	50,017	971,830
Park Hotels & Resorts	36,000	703,080
Pebblebrook Hotel Trust	11,700	286,416
RLJ Lodging Trust	21,000	295,680
		2,533,744
REIT Industrial — 11.21%
First Industrial Realty Trust	5,700	352,887
Prologis	22,321	3,604,395
Rexford Industrial Realty	4,900	365,491
		4,322,773
REIT Information Technology — 12.98%
American Tower	1,600	401,952
Digital Realty Trust	8,400	1,191,120
Duke Realty	13,900	807,034
Equinix	3,094	2,294,572
SBA Communications	900	309,690
		5,004,368
REIT Mall — 3.83%
Simon Property Group	11,236	1,478,208
		1,478,208
REIT Manufactured Housing — 2.66%
Equity LifeStyle Properties	4,700	359,456
Sun Communities	3,800	666,102
		1,025,558
REIT Multifamily — 20.57%
American Campus Communities	11,200	626,864
American Homes 4 Rent Class A	17,200	688,516
AvalonBay Communities	6,461	1,604,719
Camden Property Trust	3,700	614,940
Equity Residential	7,521	676,288
Essex Property Trust	3,200	1,105,536
Invitation Homes	26,000	1,044,680
Mid-America Apartment Communities	3,100	649,295
UDR	16,100	923,657
		7,934,495
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office — 9.98%
Alexandria Real Estate Equities	5,848	$ 1,176,910
Boston Properties	4,800	618,240
Douglas Emmett	5,500	183,810
Highwoods Properties	6,500	297,310
Kilroy Realty	10,300	787,126
SL Green Realty	4,958	402,491
Vornado Realty Trust	8,500	385,220
		3,851,107
REIT Self-Storage — 9.85%
Extra Space Storage	3,700	760,720
Life Storage	4,950	695,128
Public Storage	6,002	2,342,461
		3,798,309
REIT Shopping Center — 6.52%
Brixmor Property Group	24,200	624,602
Kimco Realty	28,400	701,480
Kite Realty Group Trust	22,500	512,325
Regency Centers	9,500	677,730
		2,516,137
REIT Single Tenant — 7.08%
Agree Realty	6,800	451,248
Essential Properties Realty Trust	10,600	268,180
National Retail Properties	11,000	494,340
Realty Income	9,923	687,664
Spirit Realty Capital	6,550	301,431
VICI Properties	18,532	527,421
		2,730,284
Total Common Stocks (cost $32,132,157)		38,310,620

Short-Term Investments — 0.81%
Money Market Mutual Fund — 0.81%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	314,067	314,067
Total Short-Term Investments (cost $314,067)		314,067

Total Value of Securities—100.14% (cost $32,446,224)		38,624,687
Liabilities Net of Receivables and Other Assets—(0.14%)		(54,395)
Net Assets Applicable to 4,102,894 Shares Outstanding—100.00%		$38,570,292
†	Non-income producing security.

NQ-IV079 [3/22] 5/22 (2218300)    1

Schedule of investments
Delaware Ivy VIP Securian Real Estate Securities (Unaudited)
Summary of abbreviations:
REIT – Real Estate Investment Trust
2    NQ-IV079 [3/22] 5/22 (2218300)